SHARE-BASED COMPENSATION - Compensation Cost (Details) (USD $)	12 Months Ended	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 26, 2014	Dec. 28, 2012	Dec. 27, 2013	Sep. 07, 2012	Dec. 28, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 8,600,000
Unrecognized share-based compensation expense, period for recognition	1 year 2 months 23 days
Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	2,597,000	0	0
Share-based compensation expense	3,720,000	9,958,000	5,330,000
Income tax benefits	1,463,000	3,892,000	2,095,000
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised				2,188,000
Share-based compensation expense				15,169,000
Income tax benefits				5,955,000
Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					18,260,000
Merger Agreement | Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		7,000,000
Merger Agreement | Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				$ 11,200,000